EVENTS AFTER THE REPORTING DATE	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
EVENTS AFTER THE REPORTING DATE
NOTE 16:-	EVENTS AFTER THE REPORTING DATE

In February 2018, the Company signed an agreement to acquire a 55% controlling interest in ESC BAZ Ltd., an Israeli-based company, focused on the development and manufacturing of military-grade smart security video observation and surveillance systems. The closing of the acquisition is subject to customary closing conditions and is scheduled to be completed in the second quarter of 2018.